Other reserves, Hedging Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hedging reserve [Abstract]
At beginning of the financial year	$ 20,705	$ 39,312	$ 68,458
Fair value (losses)/gains on cash flow hedges	(2,822)	14,522	13,378
Reclassification to profit or loss	(10,057)	(33,129)	(42,524)
At end of the financial year	7,826	20,705	39,312
Fair value reserve [Abstract]
At beginning of the financial year	10,906	9,720	0
Fair value (losses)/gains on revaluation	(36,957)	1,186	9,720
At end of the financial year	$ (26,051)	$ 10,906	$ 9,720